Taxes (Details) - Schedule of reconciles china statutory rates	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of reconciles china statutory rates [Abstract]
China statutory income tax rate	25.00%	25.00%
Preferential tax rate reduction	(26.00%)	(26.00%)
Permanent difference	1.00%	1.00%
Effective tax rate